Exploration and Evaluation Assets - Summary of Exploration and Valuation Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Exploration And Evaluation Assets [Line Items]
Beginning Balance	$ 3,673
Exploration Expense	(2,123)	$ (888)	$ (2)
Ending Balance	785	3,673
E&E [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Beginning Balance	3,673	1,585
Additions	374	147
Acquisition		3,608
Transfers to/from Assets Held for Sale	(1)	(316)
Transfers from Assets Held for Sale (Note 11)	46
Transfers to PP&E		(6)
Exploration Expense	(2,123)	(890)
Change in Decommissioning Liabilities	(8)	5
Other		19
Divestitures	(1,176)	(479)
Ending Balance	$ 785	$ 3,673	$ 1,585